INCOME AND SOCIAL CONTRIBUTION TAXES - Uncertainties about Income Tax Treatments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 36,939,312		R$ 30,577,416
Infraction notice by the RFB		R$ 4,018,445
Income and social contribution taxes payable	215,355		197,155
Income tax and social contribution liabilities	R$ 216,497		R$ 198,205
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%